Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Property, plant and equipment
11. Property, plant and equipment
The significant subsets of property, plant and equipment has the following activity during 2020 and 2019:

2020 (In USD thousands)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at 31 December 2019	$812	$701	$2,076	$3,589
Additions	21	6	125	152
Impact of currency translation	22	3	16	41

Accumulated cost at 31 December 2020	855	710	2,217	3,782

Accumulated depreciation at 31 December 2019	$104	$453	$1,019	$1,576
Depreciation	119	115	275	509
Impact of currency translation	13	4	13	30

Accumulated depreciation at 31 December 2020	236	572	1,307	2,115

Carrying amount at 31 December 2020	$619	$138	$910	$1,667

2019 (In USD thousands)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at 31 December 2018	$160	$686	$1,997	$2,843
Additions	664	86	100	850
Disposals at cost	(13)	(73)	(26)	(112)
Impact of currency translation	1	2	5	8

Accumulated cost at 31 December 2019	812	701	2,076	3,589

Accumulated depreciation at 31 December 2018	$61	$373	$725	$1,159
Depreciation	56	152	312	520
Accumulated depreciation of disposed items	(13)	(73)	(23)	(109)
Impact of currency translation	—	1	5	6

Accumulated depreciation at 31 December 2019	104	453	1,019	1,576

Carrying amount at 31 December 2019	$708	$248	$1,057	$ 2,013

There were no assets under construction at the end of 2020 or 2019.